Accrued Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Accrued Expenses
Accrued external research, development and manufacturing costs	$ 2,685	$ 2,615	$ 3,872
Accrued employee compensation and benefits	4,025	1,009	1,260
Accrued professional fees	2,712	968	868
Total	$ 9,422	$ 4,592	$ 6,000	$ 7,049